Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2023
Financial instruments - fair values and risk management.
Financial instruments - fair values and risk management

29.  Financial instruments - fair values and risk management

A.	Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at December 31, 2023 and December 31, 2022.

The Company’s trade and other receivables, prepaid tax, indemnification asset and related tax liabilities, cash and cash equivalents, treasury notes recorded at amortized cost and trade and other payables approximate their fair value due their short-term nature. Company’s investments, current and non-current (other than the treasury notes) are accounted at fair value (either through profit and loss or through OCI). Loans receivable current and non-current are a reasonable approximation of their fair value as they have been impaired to their expected return.

Financial assets are as follows:

	December 31,	December 31,
	2023	2022
Financial assets at amortized cost
Trade receivables	45,442	41,874
Cash	71,798	86,774
Loans receivable	148	3,834
Other investments - current	69,427	35,547
Total	186,815	168,029

	December 31,	December 31,
	2023	2022
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	14,809	14,818
Other investments - non-current - fair value through other comprehensive income - Level 1	3,242	2,969
Other investments - non-current - fair value through profit or loss - Level 1	14,832	14,934
Total	32,883	32,721

Financial liabilities are as follows:

	December 31,	December 31,
	2023	2022
Financial liabilities not measured at fair value
Trade and other payables -Level 1	30,303	30,521
Total	30,303	30,521

	December 31,	December 31,
	2023	2022
Financial liabilities measured at fair value
Put option liability - Level 3	28,995	27,475
Share warrant obligations - Level 1	1,278	13,035
Other non-current liabilities - Level 3	—	577
Total	30,273	41,087

B.	Capital management

The Group's policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The major components of the Group’s deployed capital are current assets excluding investments into liquid securities less current liabilities. The Group primarily invests capital into the new users through its marketing activities. Management monitors the return on capital targeting it to be in excess of the Group’s weighted average cost of capital in the long term, though the return on capital can substantially fluctuate from year to year depending on one Group’s ability to efficiently invest substantial capital into new users in lieu of the fact that the pay-off periods of these investments may be several months long. The Group achieved the return on capital of 39.7% and 13.5% for the years ended December 31, 2023 and 2022 respectively. The estimated weighted average cost of capital of the Group was 12.9% and 12.6% as at the December 31, 2023 and 2022 respectively.

The Group maintains no debt due to the substantial Group’s net cash flows from operating activities generated over the past few years which provided sufficient capital for its operations.

In January 2024 the Group acquired 16,554,256 of its shares through the tender offer at a price of $2.00 per share, for an aggregate cost of approximately 33,109, excluding the fees relating to the tender offer with the goal to reintroduce all or a portion of the shares acquired in the tender offer into the securities markets with the aim to bolster the trading liquidity of the shares by increasing its public float (refer to Note 33 for details).

C.	Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises from Trade and other receivables, Loans receivable and Other investments. As at December 31, 2023 and December 31, 2022 the largest debtor of the Group constituted 37% and 41% of the Group’s Trade and other receivables, respectively, and the 3 largest debtors of the Group constituted 74% and 72% of the Group’s Trade and other receivables respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

Credit risk related to Other investments is also insignificant due to the fact that they are represented by government bonds and US treasury notes which are rated AAA based on Fitch’s ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31,	December 31,
	2023	2022
Loans receivables	148	3,834
Trade receivables	45,442	41,874
Cash	71,798	86,774
Other investments - current	84,236	50,365
Other investments - non-current	18,074	17,903

Expected credit loss assessment for corporate customers as at December 31, 2023 and December 31, 2022

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgment.

Loan receivables

Loan receivables are provided to associates and the Company’s employees. The Group considers that both of its loans provided to associates have increased credit risk based on the weak recent performance of associates due to general market conditions. As a result, the specific provisions for ECL were booked in respect of the loans to both associates. The ECL and change in fair value in respect of Loan receivables is 34,475 as at December 31, 2023 and 28,475 as at December 31, 2022. See Note 17 for the description of the methods used to estimate them.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the lifetime expected credit losses (“LTECL”). The Group uses the credit rating for each of the large debtors where available or makes its own judgment as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the probability of default (“PD”) and loss given default (“LGD”) based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. The amount of ECL in respect of trade and other receivables is 1,431 as at December 31, 2023 and is 1,512 as at December 31, 2022.

The following table provides information about the exposure to credit risk and ECL for trade receivables:

		Weighted	Gross
	Equivalent to external	average loss	carrying	Impairment loss	Credit
December 31, 2023	credit rating	rate	amount	allowance	Impaired
Low risk	Aaa – A3	0.02%	41,558	(9)	No
Loss	Ca-C – Aa2	100%	1,422	(1,422)	Yes
			42,980	(1,431)

Cash and cash equivalents

The cash are held with financial institutions, which are rated BB- to A+ based on Fitch’s ratings.

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables over the next 90 days.

Excess cash is invested only in highly liquid triple A rated securities (mainly US treasury notes, bonds and ETFs).

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

	Carrying	Contractual	3 months	Between	Between
December 31, 2023	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	2,441	2,519	322	1,198	999
Trade and other payables	30,303	30,303	30,303	—	—
	32,744	32,822	30,625	1,198	999

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2023	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	1,278	1,278	—	—	1,278
Put option liability	28,995	28,995	7,349	21,646	—
	30,273	30,273	7,349	21,646	1,278

	Carrying	Contractual	3 months	Between	Between
December 31, 2022	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	1,187	1,183	309	437	437
Trade and other payables	30,521	30,521	30,521	—	—
	31,708	31,704	30,830	437	437

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2022	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	13,035	—	—	—	13,035
Put option liability	27,475	—	—	—	27,475
	40,510	—	—	—	40,510

(iii)   Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and/or equity prices will affect the Group's income or the value of its financial instruments. The Company is not exposed to any equity risk.

The objective of the market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

a.	Currency risk

Currency risk is the risk that the values of and cash flows associated with financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company's functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro, the Russian Ruble, Armenian Dram, Kazakhstani Tenge and United Arab Emirates Dirham. The Group's management monitors the exchange rate fluctuations on a continuous basis and acts respectively.

The Group’s exposure to foreign currency risk was as follows:

December 31, 2023	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	United Arab Emirates dirham
Assets
Loans receivable	129	—	1	16	—
Trade and other receivables	10,001	—	142	15	—
Cash	12,533	89	55	269	11
	22,663	89	198	300	11
Liabilities
Lease liabilities	(2,234)	—	(207)	—	—
Trade and other payables	(5,325)	—	(922)	(82)	—
	(7,559)	—	(1,129)	(82)	—
Net exposure	15,104	89	(931)	218	11

December 31, 2022	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge
Assets
Loans receivable	476	—	39	—
Trade and other receivables	9,411	—	—	—
Cash	17,057	1,078	26	95
	26,944	1,078	65	95
Liabilities
Lease liabilities	(1,053)	—	(134)	—
Trade and other payables	(8,017)	—	(614)	(33)
	(9,070)	—	(748)	(33)
Net exposure	17,874	1,078	(683)	62

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies as at December 31, 2023 and December 31, 2022 would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of US$	Weakening of US$ by
December 31, 2023	by 10%	10%
Euro	(1,510)	1,510
Russian Ruble	(9)	9
Armenian Dram	93	(93)
Kazakhstani Tenge	(22)	22
	(1,448)	1,448

	Strengthening of US$	Weakening of US$
December 31, 2022	by 10%	by 10%
Euro	(1,787)	1,787
Russian Ruble	(108)	108
Armenian Dram	68	(68)
Kazakhstani Tenge	(6)	6
	(1,833)	1,833

b.	Interest risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates is minimal as it does not have long-term debt obligations with floating interest rates or material fixed-rate debt instruments carried at fair value.

D.Measurement of fair values

The transfer from Level 3 to Level 1 occurred in 2023 for the valuation of Public and Private warrants which were valued using Level 3 inputs (while from Level 1 to Level 3 in 2022). Due to the fact that the Company’s securities were suspended for trading as ot December 31, 2022 and therefore the observable market price was not available, while as at December 31, 2023 management used market price following the resumption of trading of the Company's securities on March 16, 2023.

The following table shows a reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values, except for share warrant liability, which fair valuation was calculated based on Level 3 inputs as at opening balance of year 2023.

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2022	22,029	—	—
Initial recognition	—	23,309	2,555
Net change in fair value	(8,994)	4,166	(1,978)
Balance at December 31, 2022	13,035	27,475	577

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2023	13,035	27,475	577
Net change in fair value	(11,757)	1,520	(577)
Balance at December 31, 2023	1,278	28,995	—

The following table shows a reconciliation from the opening balances to the closing balances for financial assets based on Level 3 fair values.

Other
non-current
assets
Balance at January 1, 2022
Purchases	4,422
Net change in fair value	(4,422)
Balance at December 31, 2022	—

As at December 31, 2023 and during the year 2023 there were no financial assets with fair value of Level 3.